Capital Stock - Schedule of Warrants (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, Number of Warrants	1,962,686	1,562,686
Balance, Weighted Average Exercise Price	$ 6.38	$ 7.5
Granted, Number of Warrants	13,753,425	400,000
Granted, Weighted Average Exercise Price	$ 0.48	$ 2
Exercised, Number of Warrants
Exercised, Weighted Average Exercise Price
Forfeited, Number of Warrants
Forfeited, Weighted Average Exercise Price
Balance, Number of Warrants	15,716,111	1,962,686
Balance, Weighted Average Exercise Price	$ 1.22	$ 6.38